Transactions and Balances with Related Parties - Schedule of Recorded Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Executive Officers [Member]
Schedule of Recorded Expenses [Line Items]
Short - term	$ 1,257	$ 2,066	$ 2,623
Post-employment benefits	(1)	12	11
Share based payments	378	1,346	1,930
Total	1,634	3,424	4,564
Directors [Member]
Schedule of Recorded Expenses [Line Items]
Short - term	394	427	448
Share based payments	193	284	311
Total	$ 587	$ 711	$ 759